Equity (Details)										12 Months Ended
	Feb. 29, 2024 $ / shares	Nov. 07, 2023 $ / shares	Jul. 31, 2023 $ / shares	May 04, 2023 $ / shares	Feb. 28, 2023 $ / shares	Nov. 08, 2022 $ / shares	Aug. 02, 2022 $ / shares	May 05, 2022 $ / shares	Feb. 25, 2022 $ / shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital										$ 11,615,905	$ 11,605,513
Shares outstanding (in shares) | shares										116,159,054	116,055,126
Nominal value per share (in dollars per share) | $ / shares										$ 0.1
Voting right per share | Vote										1
Proportion of voting rights held by non-controlling interests										70.00%
Reduction of share premium										$ 0		$ 0
Capital contribution by non-controlling interests										$ 19,823,000	$ 0	0
Treasury shares held (in shares) | shares										0	0
Number of treasury share transactions in the period (in shares) | shares										0	0
Chile PV 3 [Member]
Equity [Abstract]
Capital contribution by non-controlling interests										$ 19,500,000
Subsequent Events [Member]
Equity [Abstract]
Dividend declaration date	Feb. 29, 2024
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date										Feb. 28, 2023	Feb. 25, 2022
Dividend paid date										Mar. 25, 2023	Mar. 25, 2022
Dividends paid (in dollars per share) | $ / shares					$ 0.445				$ 0.44
Fourth Quarter [Member] | Subsequent Events [Member]
Equity [Abstract]
Dividend declaration date	Feb. 29, 2024
Dividend paid date	Mar. 22, 2024
Dividends paid (in dollars per share) | $ / shares	$ 0.445
First Quarter [Member]
Equity [Abstract]
Dividend declaration date										May 04, 2023	May 05, 2022
Dividend paid date										Jun. 15, 2023	Jun. 15, 2022
Dividends paid (in dollars per share) | $ / shares				$ 0.445				$ 0.44
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date										Jul. 31, 2023	Aug. 02, 2022
Dividend paid date										Sep. 15, 2023	Sep. 15, 2022
Dividends paid (in dollars per share) | $ / shares			$ 0.445				$ 0.445
Third Quarter [Member]
Equity [Abstract]
Dividend declaration date										Nov. 07, 2023	Nov. 08, 2022
Dividend paid date										Dec. 15, 2023	Dec. 15, 2022
Dividends paid (in dollars per share) | $ / shares		$ 0.445				$ 0.445
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares										103,928	228,560
Algonquin [Member]
Equity [Abstract]
Ownership interest										42.20%
Proportion of voting rights held by non-controlling interests										41.50%
Dividends paid to non-controlling interests										$ 16,600,000	$ 20,400,000
Itochu Corporation [Member]
Equity [Abstract]
Dividends paid to non-controlling interests										6,900,000	3,500,000
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests										6,700,000	5,400,000
IDC [Member]
Equity [Abstract]
Dividends paid to non-controlling interests										1,200,000	5,800,000
Kaxu Community Trust [Member]
Equity [Abstract]
Dividends paid to non-controlling interests										$ 1,200,000	$ 5,800,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares											$ 33.57
Shares issued (in shares) | shares										0	3,423,593
Net proceeds											$ 114,000,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering													$ 150,000,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium										$ (250,000,000)		$ (200,000,000)